Trade and Other Receivables - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade and Other Receivables
Trade receivables	€ 302,685	€ 431,510
Receivables from associates	3,219	133
Bad debt provision	(19,706)	(17,987)	€ (13,210)	€ (14,092)
Trade receivables	286,198	413,656
Other receivables	7,485	13,705
Personnel	566	280
Advance payments	11,181	6,775
Taxation authorities, VAT recoverable	20,105	17,768
Other public entities	1,344	3,771
Other receivables	40,681	42,299
Current income tax assets	59,531	77,713
Total trade and other receivables	€ 386,410	€ 533,668